Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE MID-CAP VALUE FUND, INC.
Entity Central Index Key	0001012678
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005473
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Investor Class	$44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 16,378,283,000
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,378,283
Number of Portfolio Holdings	130

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	23.5%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	19.7%
Financials	18.1
Information Technology	14.2
Real Estate	7.9
Energy	7.6
Health Care	7.4
Consumer Discretionary	7.2
Utilities	6.6
Materials	4.2
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Advance Auto Parts	1.6%
Middleby	1.6
StandardAero	1.6
Corpay	1.4
Hexcel	1.4
Fortive	1.4
Voya Financial	1.4
Concentra Group Holdings Parent	1.3
MKS	1.4
Sensata Technologies Holding	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005474
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	TAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Advisor Class	$57	1.05%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 16,378,283,000
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,378,283
Number of Portfolio Holdings	130

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	23.5%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	19.7%
Financials	18.1
Information Technology	14.2
Real Estate	7.9
Energy	7.6
Health Care	7.4
Consumer Discretionary	7.2
Utilities	6.6
Materials	4.2
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Advance Auto Parts	1.6%
Middleby	1.6
StandardAero	1.6
Corpay	1.4
Hexcel	1.4
Fortive	1.4
Voya Financial	1.4
Concentra Group Holdings Parent	1.3
MKS	1.4
Sensata Technologies Holding	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005475
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	R Class
Trading Symbol	RRMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - R Class	$71	1.30%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.30%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 16,378,283,000
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,378,283
Number of Portfolio Holdings	130

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	23.5%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	19.7%
Financials	18.1
Information Technology	14.2
Real Estate	7.9
Energy	7.6
Health Care	7.4
Consumer Discretionary	7.2
Utilities	6.6
Materials	4.2
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Advance Auto Parts	1.6%
Middleby	1.6
StandardAero	1.6
Corpay	1.4
Hexcel	1.4
Fortive	1.4
Voya Financial	1.4
Concentra Group Holdings Parent	1.3
MKS	1.4
Sensata Technologies Holding	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159685
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	I Class
Trading Symbol	TRMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - I Class	$36	0.66%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 16,378,283,000
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,378,283
Number of Portfolio Holdings	130

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	23.5%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	19.7%
Financials	18.1
Information Technology	14.2
Real Estate	7.9
Energy	7.6
Health Care	7.4
Consumer Discretionary	7.2
Utilities	6.6
Materials	4.2
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Advance Auto Parts	1.6%
Middleby	1.6
StandardAero	1.6
Corpay	1.4
Hexcel	1.4
Fortive	1.4
Voya Financial	1.4
Concentra Group Holdings Parent	1.3
MKS	1.4
Sensata Technologies Holding	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219316
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Z Class
Trading Symbol	TRTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 16,378,283,000
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,378,283
Number of Portfolio Holdings	130

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	23.5%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	19.7%
Financials	18.1
Information Technology	14.2
Real Estate	7.9
Energy	7.6
Health Care	7.4
Consumer Discretionary	7.2
Utilities	6.6
Materials	4.2
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Advance Auto Parts	1.6%
Middleby	1.6
StandardAero	1.6
Corpay	1.4
Hexcel	1.4
Fortive	1.4
Voya Financial	1.4
Concentra Group Holdings Parent	1.3
MKS	1.4
Sensata Technologies Holding	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless